Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2011
Benefit Plans (Tables) [Abstract]
Components of Net Periodic Benefit Cost
			Other Postretirement
	Pension Plans		Benefit Plans
	Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010
	(in millions)
Service Cost	$18	$27	$10	$11
Interest Cost	60	64	27	28
Expected Return on Plan Assets	(78)	(78)	(27)	(26)
Amortization of Transition Obligation	-	-	-	7
Amortization of Net Actuarial Loss	31	23	8	7
Net Periodic Benefit Cost	$31	$36	$18	$27

			Other Postretirement
	Pension Plans		Benefit Plans
	Six Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
	(in millions)
Service Cost	$36	$55	$21	$23
Interest Cost	119	127	54	56
Expected Return on Plan Assets	(157)	(156)	(54)	(52)
Amortization of Transition Obligation	-	-	-	14
Amortization of Net Actuarial Loss	61	45	15	14
Net Periodic Benefit Cost	$59	$71	$36	$55